SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Cost and Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Contract assets, net
Contract assets, net	¥ 1,008,920	¥ 978,051	$ 138,221
Contract Cost
Amortization on Contract cost	200	700
Impairment loss on contract costs	0	0
Deferred revenue
Revenue recognized that was included in opening deferred revenue	¥ 54,000	¥ 65,500